Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents
14.	Cash and cash equivalents

As of December 31, 2022 and 2021, cash and cash equivalents consisted of the following:

	As of	As of
	December 31,	December 31,
	2021	2022
Correspondent accounts with Central Bank of Russia (CBR)	3,719	3,025
Сash with banks and on hand	5,249	9,833
Short-term CBR deposits	14,200	27,100
Other short-term bank deposits	9,867	7,507
Less: Allowance for ECL	(2)	(3)
Total cash and cash equivalents	33,033	47,462

The Group has no internal grading system of cash and cash equivalents for credit risk rating grades analysis. During the year 2022 International rating agencies withdrew all ratings from Russian banks and financial organisations. Credit quality of cash and cash equivalents based on scale of Russian rating agencies are summarised as follows:

	As of	As of
	December 31,	December 31,
	2021	2022
	Stage 1	Stage 1
Cash on hand	58	48
Cash with CBR	17,919	30,136
Cash with banks graded ruA- and above	12,985	9,461
Cash with banks graded ruB- and above	1,736	5,913
Cash with banks having no rating	337	1,907
Total	33,035	47,465

Cash with banks having no rating is represented by cash held with banks in such jurisdictions as Cyprus, China, Turkey and CIS.

The amounts in the table show the maximum exposure to credit risk regarding cash and cash equivalents. The banks where cash is held were approved by the Board of Directors of the Group.

The Group holds cash and cash equivalents in different currencies and therefore is exposed to foreign currency risk. For more details regarding foreign currency sensitivity and risk management refer to Note 30.

	As of	As of
	December 31,	December 31,
	2021	2022
Russian ruble	28,908	39,980
Euro	1,310	735
US Dollar	1,786	2,230
Chinese Yuan	1	2,160
Others	1,028	2,357
Total	33,033	47,462